STOCK-BASED COMPENSATION - Stock Option Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	3,154,795	2,719,612	2,637,890
Options outstanding, Weighted average remaining contractual life (years)	7 years 6 months 21 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 61.82	$ 53.22	$ 49.42
Options exercisable, Number exercisable (in shares) | shares	993,645	1,059,590
Options exercisable, Weighted average exercise price (in dollars per share)	$ 52.38	$ 46.26
$42.85 - $44.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	153,937
Options outstanding, Weighted average remaining contractual life (years)	4 years 9 months 25 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 44.24
Options exercisable, Number exercisable (in shares) | shares	153,937
Options exercisable, Weighted average exercise price (in dollars per share)	$ 44.24
$42.85 - $44.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	42.85
$42.85 - $44.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 44.99
$45.00 - $49.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	506,011
Options outstanding, Weighted average remaining contractual life (years)	4 years 8 months 1 day
Options outstanding, Weighted average exercise price (in dollars per share)	$ 48.88
Options exercisable, Number exercisable (in shares) | shares	442,257
Options exercisable, Weighted average exercise price (in dollars per share)	$ 48.73
$45.00 - $49.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	45.00
$45.00 - $49.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 49.99
$50.00 - $59.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	910,595
Options outstanding, Weighted average remaining contractual life (years)	7 years 9 months 3 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 58.10
Options exercisable, Number exercisable (in shares) | shares	265,564
Options exercisable, Weighted average exercise price (in dollars per share)	$ 57.82
$50.00 - $59.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	50.00
$50.00 - $59.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 59.99
$60.00 - $64.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	415,057
Options outstanding, Weighted average remaining contractual life (years)	7 years 8 months 19 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 62.91
Options exercisable, Number exercisable (in shares) | shares	122,459
Options exercisable, Weighted average exercise price (in dollars per share)	$ 62.82
$60.00 - $64.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	60.00
$60.00 - $64.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 64.99
$65.00 - $69.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	129,025
Options outstanding, Weighted average remaining contractual life (years)	9 years 4 months 17 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 66.21
Options exercisable, Number exercisable (in shares) | shares	9,428
Options exercisable, Weighted average exercise price (in dollars per share)	$ 68.10
$65.00 - $69.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	65.00
$65.00 - $69.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 69.99
$70.00 - $73.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,040,170
Options outstanding, Weighted average remaining contractual life (years)	8 years 10 months 24 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 73.00
Options exercisable, Number exercisable (in shares) | shares	0
Options exercisable, Weighted average exercise price (in dollars per share)	$ 0
$70.00 - $73.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	70.00
$70.00 - $73.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 73.00